Changes in liabilities arising from financing activities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	$ (28,172)	$ 26,191
Non-cash changes	(4,166)	10,764
of which: foreign currency translation	(7,117)	3,467
of which: fair value changes	2,613	5,461
of which: hedge accounting and other effects	338	1,836
Balance	331,239	227,923	$ 190,968
Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	135,654
Debt issued measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(10,590)	7,979
Non-cash changes	(2,610)	2,306
of which: foreign currency translation	(2,045)	1,718
of which: hedge accounting and other effects	(565)	588
Balance	101,104	69,784	59,499
Debt issued measured at amortized cost | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	44,521
of which: short-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(6,163)	7,181
Non-cash changes	(613)	428
of which: foreign currency translation	(613)	428
Balance	30,509	37,285	29,676
of which: long-term
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(4,427)	798
Non-cash changes	(1,997)	1,878
of which: foreign currency translation	(1,432)	1,290
of which: hedge accounting and other effects	(565)	588
Balance	70,595	32,499	29,823
of which: long-term | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	44,521
Securities financing transactions measured at amortized cost
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	3,585
Non-cash changes	(146)
of which: foreign currency translation	(146)
Balance	8,772
Securities financing transactions measured at amortized cost | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	5,333
Swiss National Bank funding
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(10,304)
Non-cash changes	64
of which: foreign currency translation	64
Balance	0
Swiss National Bank funding | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	10,240
Debt issued designated at fair value
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(10,059)	8,433
Non-cash changes	338	6,066
of which: foreign currency translation	(2,328)	1,033
of which: fair value changes	2,887	5,033
of which: hedge accounting and other effects	(221)
Balance	102,567	86,341	71,842
Debt issued designated at fair value | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	25,947
Over-the-counter debt instruments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	1,797	(122)
Non-cash changes	(326)	4
of which: foreign currency translation	(104)	(50)
of which: fair value changes	(207)	53
of which: hedge accounting and other effects	(14)
Balance	5,536	1,566	1,684
Over-the-counter debt instruments | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	2,499
Funding from UBS Group AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash flows	(2,601)	9,901
Non-cash changes	(1,487)	2,389
of which: foreign currency translation	(2,558)	766
of which: fair value changes	(66)	374
of which: hedge accounting and other effects	1,138	1,249
Balance	113,260	$ 70,232	$ 57,943
Funding from UBS Group AG | Merger with Credit Suisse AG
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes arising upon the merger of UBS AG and Credit Suisse AG	$ 47,116